Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information
25.
SEGMENT INFORMATION

Reportable operating segments include components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Group's CODM has been identified as the Chief Executive Officer. The Group currently reports the results of operations in three segments on a product category basis, namely Color Cosmetics Brands, Skincare Brands and others. The CODM measures the performance of each segment based on metrics of net revenues and income (loss) from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Cost of revenues, advertising, marketing and commission expenses, and impairment of goodwill are significant segment expenses identified by the Group.

The table below provides a summary of the Group’s reportable segment results for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31, 2024
	Color Cosmetics Brands	Skincare Brands	Others	Total segments
	RMB
Total net revenues	1,968,350	1,393,259	31,805	3,393,414
Total cost of revenues	(488,394)	(269,185)	(18,657)	(776,236)
Advertising, marketing and commission expenses (a)	(1,003,978)	(743,423)	—	(1,747,401)
Impairment of goodwill	(5,266)	(397,810)	—	(403,076)
Other expenses (b)	(656,131)	(431,560)	(6,342)	(1,094,033)
Segment (loss) income from operations	(185,419)	(448,719)	6,806	(627,332)

	For the year ended December 31, 2023
	Color Cosmetics Brands	Skincare Brands	Others	Total segments
	RMB
Total net revenues	1,973,726	1,383,578	57,470	3,414,774
Total cost of revenues	(574,995)	(292,305)	(34,155)	(901,455)
Advertising, marketing and commission expenses (a)	(993,920)	(683,229)	—	(1,677,149)
Impairment of goodwill	—	(354,039)	—	(354,039)
Other expenses (b)	(756,958)	(485,273)	(21,456)	(1,263,687)
Segment (loss) income from operations	(352,147)	(431,268)	1,859	(781,556)

	For the year ended December 31, 2022
	Color Cosmetics Brands	Skincare Brands	Others	Total segments
	RMB
Total net revenues	2,415,500	1,241,528	49,094	3,706,122
Total cost of revenues	(836,706)	(321,298)	(29,366)	(1,187,370)
Advertising, marketing and commission expenses (a)	(980,484)	(472,869)	—	(1,453,353)
Other expenses (b)	(1,075,308)	(510,456)	(18,973)	(1,604,737)
Segment (loss) income from operations	(476,998)	(63,095)	755	(539,338)

25.
SEGMENT INFORMATION (Continued)

The following table presents the reconciliation from the segment (loss) income from operations to the consolidated loss before income tax expenses for the years ended December 31, 2022. 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Segment income (loss) from operations	(539,338)	(781,556)	(627,332)
Unallocated expenses (c)	(389,560)	(131,799)	(197,559)
Financial income	34,656	89,020	86,136
Foreign currency exchange (loss) gain	(35,357)	7,218	(20,399)
Income from equity method investments, net	12,548	10,122	1,386
Impairment of investments	(5,078)	—	—
Other (expenses) income, net	103,501	53,558	44,461
Loss before income tax expenses	(818,628)	(753,437)	(713,307)

(a) Advertising, marketing and commission expenses mainly represent (i) advertising and marketing promotion expenses, (ii) platform and other commissions.

(b) Other expenses represent fulfilment expenses related to warehousing, shipping and delivery of products to customers include rental and personnel costs for warehouses, third-party shipping costs and customer service-related expenses, other selling and marketing expenses related to personnel costs for sales and marketing staff and rental, depreciation expenses, personnel and other costs for offline experience stores, general and administrative expenses and research and development expenses which consist of personnel costs and other expenses which are related to general corporate functions and research and development activities.

(c) Unallocated expenses represent share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

No asset information is provided for reportable segments as no such information provides to the CODM to evaluate the segment performance and most assets are managed at the group level.

Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.